Document And Entity Information - shares	3 Months Ended
	Mar. 31, 2024	Aug. 15, 2024
Document Information Line Items
Entity Registrant Name	NEUROMIND AI CORP.
Document Type	20FR12B
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001865697
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Registration Statement	true
Document Annual Report	false
Document Transition Report	false
Entity File Number	001-41138
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Bahnhofstrasse 3
Entity Address, City or Town	Hergiswil Nidwalden
Entity Address, Country	CH
Entity Address, Postal Zip Code	6052
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Bahnhofstrasse 3
Entity Address, City or Town	Hergiswil Nidwalden
Entity Address, Country	CH
Entity Address, Postal Zip Code	6052
Contact Personnel Name	Eyal Perez
City Area Code	+41
Local Phone Number	78 607 99 01
Contact Personnel Email Address	ep@genfunds.com
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Document Information Line Items
Trading Symbol	GGAUF
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Security Exchange Name	NONE
Class A ordinary shares par value $0.0001 per share, included as part of the units
Document Information Line Items
Trading Symbol	GGAAF
Title of 12(b) Security	Class A ordinary shares par value $0.0001 per share, included as part of the units
Security Exchange Name	NONE
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share [Member]
Document Information Line Items
Trading Symbol	GGAAWF
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Security Exchange Name	NONE
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		13,637
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		6,325,000